Note 10 - Property and Equipment	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

Note 10: Property and equipment

Property and equipment are recorded at cost, and at December 31, 2024 and 2023, were comprised as follows:

	Machinery and equipment	Office lease	Other	Total
Cost
At December 31, 2022 and 2023	$2,272	$531	$11	$2,814
Additions	35	-	-	35
At December 31, 2024	$2,307	$531	$11	$2,849

Accumulated depreciation
At December 31, 2022	$(1,593)	$(283)	$(7)	$(1,883)
Depreciation	(205)	(134)	(4)	(343)
At December 31, 2023	$(1,798)	$(417)	$(11)	$(2,226)
Depreciation	(207)	(90)	-	(297)
At December 31, 2024	$(2,005)	$(507)	$(11)	$(2,523)

Net book value
At December 31, 2023	$474	$114	$-	$588
At December 31, 2024	$302	$24	$-	$326